August 2002

Report to Fellow Shareholders:

We are in the throes of a generational bear market similar to that of 1973-74 or 1929-32. This following one of the best bull markets in history through the decade of the 1990’s, which climaxed with the Internet bubble of 1999. From their respective peaks to recent lows, the NASDAQ Index is down over 75% and the Standard & Poor’s 500 Index is down over 45%, similar to the S&P 500’s decline of 45% during the 1973-74 bear market. The market, along with the economy, is and will continue to be in a cleansing process from the excess of the late 90’s bull market. This cleansing process is painful yet necessary to set up for the next bull market. The theme going forward is back to basics.

Nicholas Limited Edition is not immune to the claws of the bear. The Fund lost 14.78% during the first six months of 2002 compared to declines of 17.35% for the Russell 2000 Growth Index and 14.71% for the Morningstar Small-Cap Growth Category.

Returns for Nicholas Limited Edition, Inc. and selected indices are provided in the chart below for the periods ended June 30, 2002.

		Average Annual Total Return*
	6 Month	1 Year	5 Year	10 Year
Nicholas Limited Edition, Inc.	(14.78)%	(13.70)%	(1.06)%	8.28%
Russell 2000 Index	(4.70)%	(8.60)%	4.44%	10.96%
Standard & Poor’s 500 Index	(13.15)%	(17.98)%	3.66%	11.42%
Ending value of $10,000 invested in Nicholas Limited Edition, Inc. (Distributions Reinvested)	$8,522	$8,630	$9,482	$22,164

During the first half of 2002, we also went back to the basics. Ridding the portfolio of our "mistakes," we have taken the opportunity to upgrade to high quality growth companies, which produce good returns on capital while generating cash and selling at inexpensive prices.

At June 30, 2002, the Fund had 93.12% of its net assets invested in common stocks consisting of 14.75% in consumer discretionary and staples, 14.97% in financials, 24.90% in health care, 11.48% in industrials, 19.18% in information technology and 7.84% in various other industries.

We expect economic conditions to remain lackluster as the excess capital brought to the market in the late 1990’s bull market gets worked off. Signs of the cleansing include relatively few IPO’s, corporate executives being prosecuted, fear in the marketplace and a high level of bankruptcies. Through all of this unemployment remains relatively low along with inflation and interest rates.

Today, we are more excited about stocks for the long-term than we have been in a long time. Earnings yields on stocks compared to treasury yields indicate a very low risk premium providing downside protection and higher longer-term returns. We empathize with investors regarding the short-term declines, but feel that now, during this state of pessimism, is an opportune time to continue dollar cost averaging into the market.

Thank you for your continued support.

Sincerely,

David O. Nicholas

Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Past performance is no guarantee of future results. Principal value and return will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

Financial Highlights
Per Share Operating Performance (For a share outstanding throughout each period)
--------------------------------------------------------------------------------------------------------------------

                                              Six Months
                                          Ended 06/30/2002
                                             (unaudited)                   Year ended December 31,
                                            -------------    ----------------------------------------------------
                                                              2001       2000       1999        1998        1997
                                                              ----       ----       ----        ----        ----
NET ASSET VALUE, BEGINNING OF PERIOD           $16.37        $15.16     $22.61     $24.20      $25.07      $20.74
     INCOME (LOSS) FROM
      INVESTMENT OPERATIONS
     Net investment income (loss)                (.04)         (.08)      (.02)       .05         .01         .00(1)
     Net gain (loss) on securities
        (realized and unrealized)               (2.38)         1.33      (1.85)     (1.05)        .38        6.82
                                               ------        ------     ------     ------      ------      ------
          Total from investment operations      (2.42)         1.25      (1.87)     (1.00)        .39        6.82
                                               ------        ------     ------     ------      ------      ------
     LESS DISTRIBUTIONS
     From net investment income                    --            --         --       (.05)       (.01)       (.00)(1)
     From net capital gain                         --          (.04)     (5.58)      (.54)      (1.25)      (2.49)
     In excess of book realized gain               --            --         --         --        (.00)(2)      --
                                               ------        ------     ------     ------      ------      ------
          Total distributions                      --          (.04)     (5.58)      (.59)      (1.26)      (2.49)
                                               ------        ------     ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD                 $13.95        $16.37     $15.16     $22.61      $24.20      $25.07
                                               ------        ------     ------     ------      ------      ------
                                               ------        ------     ------     ------      ------      ------
TOTAL RETURN                                 (14.78)%(3)      8.21%    (8.66)%    (4.09)%       1.67%      33.02%
SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $131.2        $164.2     $191.4     $278.8      $367.2      $328.0
Ratio of expenses to average net assets          .88%(4)       .89%       .86%       .87%        .85%        .86%
Ratio of net investment income (loss)
  to average net assets                        (.48)%(4)     (.47)%     (.12)%       .21%        .06%        .01%
Portfolio turnover rate                        53.57%(4)     60.82%     82.14%     36.01%      30.06%      37.05%

(1)  The amount rounds to $0.00, actual amount $0.0029.
(2)  The amount rounds to $(0.00), actual amount $(0.0020).
(3)  Not annualized.
(4)  Annualized.

                The accompanying notes to financial statements are an integral part of these statements.

Top Ten Portfolio Holdings
June 30, 2002 (unaudited)
-------------------------------------------------------------------------------
                                                Percentage
Name                                           of Net Assets
----                                           -------------
Willis Group Holdings Limited ................     3.26%
Rayovac Corporation ..........................     3.12%
International Speedway Corporation - Class B .     3.05%
Renal Care Group, Inc. .......................     2.96%
HCC Insurance Holdings, Inc. .................     2.81%
C. H. Robinson Worldwide, Inc. ...............     2.68%
Taro Pharmaceutical Industries Ltd. ..........     2.15%
Brown & Brown, Inc. ..........................     2.13%
Province Healthcare Company ..................     2.13%
ChoicePoint Inc. .............................     2.08%
                                                  ------
Total of top ten .............................    26.37%
                                                  ------
                                                  ------

Schedule of Investments
June 30, 2002 (unaudited)
-------------------------------------------------------------------------------
  Shares or                                                          Quoted
  Principal                                                          Market
   Amount                                                            Value
------------                                                     ------------
                                                                 (Note 1 (a))
 COMMON STOCKS -- 93.12%
             Consumer Discretionary -
              Auto & Components -- 1.05%
     50,000  Gentex Corporation * .............................. $  1,373,500
                                                                 ------------
             Consumer Discretionary -
              Hotels, Resteraunts & Leisure -- 5.27%
     72,000  Brinker International, Inc. * .....................    2,286,000
     15,810  International Speedway Corporation
              - Class A ........................................      633,981
    100,000  International Speedway Corporation
              - Class B ........................................    4,000,000
                                                                 ------------
                                                                    6,919,981
                                                                 ------------
             Consumer Discretionary -
              Media -- 3.07%
     64,800  Emmis Communications Corporation * ................    1,373,112
    458,000  Key3Media Group, Inc. * ...........................      210,680
     70,000  Radio One, Inc. - Class A * .......................    1,040,900
     56,500  Salem Communications Corporation * ................    1,405,155
                                                                 ------------
                                                                    4,029,847
                                                                 ------------
             Consumer Discretionary -
              Retail -- 4.18%
     50,100  Callaway Golf Company  ............................      793,584
     95,000  O'Reilly Automotive, Inc. * .......................    2,618,200
     20,000  Timberland Company (The) * ........................      716,400
     65,000  United Auto Group, Inc. * .........................    1,358,500
                                                                 ------------
                                                                    5,486,684
                                                                 ------------
             Consumer Staples -
              Food & Drug Retail -- 1.18%
     91,200  Fresh Brands, Inc. ................................    1,542,192
                                                                 ------------
             Energy -- 3.65%
     20,000  Pogo Producing Company ............................      652,400
    102,500  Pride International, Inc. * .......................    1,605,150
     70,000  Remington Oil and Gas Corporation * ...............    1,394,400
     31,600  Spinnaker Exploration Company * ...................    1,138,232
                                                                 ------------
                                                                    4,790,182
                                                                 ------------
             Financials - Banks -- 3.91%
     25,000  Baylake Corp. .....................................      327,500
     55,000  Commerce Bancorp, Inc. ............................    2,431,000
     90,000  National Commerce
              Financial Corporation ............................    2,367,000
                                                                 ------------
                                                                    5,125,500
                                                                 ------------
             Financials -
              Diversified Financials -- 0.94%
     20,000  Affiliated Managers Group, Inc. * .................    1,230,000
                                                                 ------------
             Financials - Insurance -- 10.12%
     88,800  Brown & Brown, Inc. ...............................    2,797,200
    140,000  HCC Insurance Holdings, Inc. ......................    3,689,000
     55,000  Hub International Limited .........................      829,400
     55,000  IPC Holdings, Ltd. ................................    1,679,700
    130,000  Willis Group Holdings Limited * ...................    4,278,300
                                                                 ------------
                                                                   13,273,600
                                                                 ------------
             Health Care - Equipment -- 7.54%
     80,000  Apogent Technologies Inc. * .......................    1,645,600
    215,000  Bruker AXS, Inc. * ................................      322,500
     60,000  CryoLife, Inc. * ..................................      963,600
    173,200  Cyberonics, Inc. * ................................    2,272,211
    102,500  Molecular Devices Corporation * ...................    1,824,500
    102,000  Sola International Inc. * .........................    1,173,000
    145,000  Thoratec Corporation * ............................    1,303,550
    216,000  Vascular Solutions, Inc. * ........................      388,800
                                                                 ------------
                                                                    9,893,761
                                                                 ------------
             Health Care - Services -- 10.05%
     22,500  Patterson Dental Company * ........................    1,132,425
    100,000  Priority Healthcare Corporation * .................    2,350,000
    125,000  Province Healthcare Company * .....................    2,795,000
    124,750  Renal Care Group, Inc. * ..........................    3,885,962
     45,000  Syncor International Corporation * ................    1,417,500
     80,000  Wright Medical Group, Inc. * ......................    1,612,800
                                                                 ------------
                                                                   13,193,687
                                                                 ------------
             Health Care - Pharmaceuticals
              & Biotechnology --  7.31%
     70,000  Axcan Pharma Inc. * ...............................    1,045,800
     75,000  Kos Pharmaceuticals, Inc. * .......................    1,526,250
     35,000  Medicis Pharmaceutical Corporation * ..............    1,496,600
    105,000  Shire Pharmaceuticals Group PLC * .................    2,710,050
    115,000  Taro Pharmaceutical Industries Ltd. * .............    2,819,800
                                                                 ------------
                                                                    9,598,500
                                                                 ------------
             Industrials - Capital Goods -- 4.17%
     36,000  Fastenal Company ..................................    1,386,360
    220,600  Rayovac Corporation * .............................    4,087,718
                                                                 ------------
                                                                    5,474,078
                                                                 ------------
             Industrials - Commercial
              Services & Supplies -- 4.63%
     60,061  ChoicePoint Inc. * ................................    2,730,974
     60,000  Resources Connection, Inc. * ......................    1,619,400
     65,000  SOURCECORP, Incorporated * ........................    1,722,500
                                                                 ------------
                                                                    6,072,874
                                                                 ------------
             Industrials - Transportation -- 2.68%
    105,000  C. H. Robinson Worldwide, Inc. ....................    3,520,650
                                                                 ------------
             Information Technology -
              Communication Equipment -- 1.17%
    150,000  Cable Design Technologies Corporation * ...........    1,537,500
                                                                 ------------
             Information Technology -
              Technology Hardware -- 7.50%
     99,000  Entegris, Inc. * ..................................    1,445,400
     63,500  FLIR Systems, Inc. * ..............................    2,665,095
    185,000  Pericom Semiconductor Corporation * ...............    2,144,150
    135,900  Plantronics, Inc. * ...............................    2,583,459
     55,000  Sypris Solutions, Inc. * ..........................    1,002,100
                                                                 ------------
                                                                    9,840,204
                                                                 ------------
             Information Technology -
              Software & Services -- 10.51%
    410,000  Ascential Software Corporation * ..................    1,143,900
    127,700  Asia Satellite Telecommunications
              Holdings Limited .................................    2,017,660
    110,000  BEA Systems, Inc. * ...............................    1,046,100
    105,000  Borland Software Corporation * ....................    1,081,500
    200,000  Braun Consulting, Inc. * ..........................      698,000
      5,000  Business Objects S.A. * ...........................      140,500
    103,000  Keane, Inc. * .....................................    1,277,200
    760,000  Loral Space & Communications Ltd. * ...............      752,400
     60,000  Plexus Corp. * ....................................    1,086,000
    242,000  TESSCO Technologies Incorporated * + ..............    2,371,600
    119,000  Titan Corporation (The) * .........................    2,176,510
                                                                 ------------
                                                                   13,791,370
                                                                 ------------
             Materials -- 2.76%
     77,500  AptarGroup, Inc. ..................................    2,383,125
     20,000  OM Group, Inc. ....................................    1,240,000
                                                                 ------------
                                                                    3,623,125
                                                                 ------------
             Telecommunications Services -- 0.13%
    169,500  AirGate PCS, Inc. * ...............................      169,500
                                                                 ------------
             Utilities -- 1.30%
     65,000  MDU Resources Group, Inc. .........................    1,708,850
                                                                 ------------
                  TOTAL COMMON STOCKS
                   (cost $119,522,815) .........................  122,195,585
                                                                 ------------
SHORT-TERM INVESTMENTS -- 4.38%
             Commercial Paper -- 1.52%
  1,000,000  General Motors Acceptance Corporation
              2.05%, due July 9, 2002 ..........................      999,544
  1,000,000  Sears Roebuck Acceptance Corporation
              2.02%, due July 19, 2002 .........................      998,990
                                                                 ------------
                                                                    1,998,534
                                                                 ------------
             Variable Rate Demand Note -- 2.86%
  3,751,189  Firstar Bank U.S.A., N.A.
              1.59%, due July 1, 2002 ..........................    3,751,189
                                                                 ------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $5,749,723) ...........................    5,749,723
                                                                 ------------
                  TOTAL INVESTMENTS
                   (cost $125,272,538) -- 97.50%  ..............  127,945,308
                                                                 ------------
             OTHER ASSETS,
              NET OF LIABILITIES -- 2.50% ......................    3,273,102
                                                                 ------------
                  TOTAL NET ASSETS
                   (Basis of percentages
                     disclosed above) -- 100% .................. $131,218,410
                                                                 ------------
                                                                 ------------

     * Nondividend paying security.
     + This company is affiliated with the Fund as defined in Section 2(a)(3) of the Investment Company Act of
       1940, in that the Fund holds 5% or more of its outstanding voting securities.  (Note 5)

                 The accompanying notes to financial statements are an integral part of this schedule.
Statement of Assets and Liabilities
June 30, 2002 (unaudited)
-------------------------------------------------------------------------------
ASSETS
       Investments in securities at market value (Note 1 (a)) --
             Nonaffiliated issuers (cost $120,453,788) - see
             accompanying schedule of investments ..............  $125,573,708
             Affiliated issuers (cost $4,818,750) - see
             accompanying schedule of investments (Note 5) .....     2,371,600
                                                                  ------------
                   Total investments ...........................   127,945,308
                                                                  ------------
       Receivables --
             Capital stock sold ................................     3,345,546
             Dividends and interest ............................        52,375
                                                                  ------------
                   Total receivables ...........................     3,397,921
                                                                  ------------
                   Total assets ................................   131,343,229
                                                                  ------------
LIABILITIES
       Payables --
             Management fee (Note 2) ...........................        77,072
             Other payables and accrued expenses ...............        47,747
                                                                  ------------
                   Total liabilities ...........................       124,819
                                                                  ------------
                   Total net assets ............................  $131,218,410
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
       Paid in capital .........................................  $130,761,938
       Net unrealized appreciation on investments (Note 3)......     2,672,770
       Accumulated net realized loss on investments ............    (1,860,094)
       Accumulated net investment loss .........................      (356,204)
                                                                  ------------
                                                                  $131,218,410
                                                                  ------------
                                                                  ------------
NET ASSET VALUE PER SHARE ($.01 par value, 20,000,000 shares authorized), offering price and redemption price ($131,218,410 / 9,403,467 shares
  outstanding)..................................................        $13.95
                                                                        ------
                                                                        ------

                The accompanying notes to financial statements
                    are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2002 (unaudited)
-------------------------------------------------------------------------------
INCOME
       Dividend ................................................. $    220,073
       Interest .................................................       82,956
                                                                  ------------
             Total income .......................................      303,029
                                                                  ------------
EXPENSES
       Management fee (Note 2) ..................................      553,061
       Transfer agent fees ......................................       51,433
       Registration fees ........................................       14,708
       Audit and tax consulting fees ............................       10,313
       Legal fees ...............................................        8,696
       Postage and mailing ......................................        7,060
       Printing .................................................        5,795
       Custodian fees ...........................................        3,789
       Directors' fees ..........................................        1,000
       Other operating expenses .................................        3,378
                                                                  ------------
             Total expenses .....................................      659,233
                                                                  ------------
             Net investment loss ................................     (356,204)
                                                                  ------------
NET REALIZED LOSS FROM INVESTMENTS ..............................     (291,235)
                                                                  ------------
NET DECREASE IN UNREALIZED APPRECIATION ON INVESTMENTS ..........  (22,486,709)
                                                                  ------------
             Net realized and unrealized loss from investments...  (22,777,944)
                                                                  ------------
             Net decrease in net assets
              resulting from operations ......................... $(23,134,148)
                                                                  ------------
                                                                  ------------

                The accompanying notes to financial statements
                    are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2002 (unaudited) and the year ended December 31, 2001
----------------------------------------------------------------------------------------------------------------------
                                                                                     2002            2001
                                                                                 -----------    ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment loss ....................................................... $   (356,204)   $   (783,196)
    Net realized loss from investments ........................................     (291,235)     (1,240,793)
    Net increase (decrease) in unrealized appreciation on investments..........  (22,486,709)     15,029,533
                                                                                ------------    ------------
         Net increase (decrease) in net assets resulting from operations.......  (23,134,148)     13,005,544
                                                                                ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS
    Distribution from net investment income ...................................           --              --
    Distribution from net realized gain on investments ........................           --        (358,094)
                                                                                ------------    ------------
         Total distributions...................................................           --        (358,094)
                                                                                ------------    ------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued (7,031,950 and 6,764,049 shares, respectively).  108,510,325     102,051,033
    Reinvestment of distributions (20,200 shares in 2001) .....................           --         333,699
    Cost of shares redeemed (7,656,309 and 9,386,087 shares, respectively)..... (118,363,199)   (142,272,214)
                                                                                ------------    ------------
         Decrease in net assets derived
           from capital share transactions.....................................   (9,852,874)    (39,887,482)
                                                                                ------------    ------------
         Total decrease in net assets..........................................  (32,987,022)    (27,240,032)
                                                                                ------------    ------------
NET ASSETS
    Beginning of period .......................................................  164,205,432     191,445,464
                                                                                ------------    ------------
    End of period (including accumulated net investment loss of
     $(356,204) and $0, respsectively) ........................................ $131,218,410    $164,205,432
                                                                                ------------    ------------
                                                                                ------------    ------------

                                    The accompanying notes to financial statements
                                      are an integral part of these statements.
Historical Record (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                          Net Investment                    Dollar       Growth of
                                               Net           Income       Capital Gain     Weighted      an Initial
                                            Asset Value   Distributions   Distributions   Price/Earnings  $10,000
                                             Per Share      Per Share       Per Share        Ratio**     Investment***
                                            -----------   -------------   -------------   -------------- -------------
May 18, 1987 *.............................    $10.00      $  --          $   --              --           $10,000
December 31, 1987 .........................      9.15       .0900             --            13.9 times       9,242
December 31, 1988 .........................     11.29       .0969           .2527           14.1            11,762
December 31, 1989 .........................     12.49       .1453           .6151           16.3            13,804
December 31, 1990 .........................     12.03       .1207           .1213           14.2            13,566
December 31, 1991 .........................     16.86       .1228           .2407           21.9            19,429
December 31, 1992 .........................     18.77       .0815           .8275           18.8            22,690
December 31, 1993 .........................     18.68       .0867          1.6782           20.4            24,738
December 31, 1994 .........................     17.09       .1031           .9065           18.3            23,985
December 31, 1995 .........................     19.22       .0761          2.9353           25.2            31,223
December 31, 1996 .........................     20.74       .0124          2.6151           30.7            38,031
December 31, 1997 .........................     25.07       .0029          2.4886           33.0            50,590
December 31, 1998 .........................     24.20       .0142          1.2490           30.3            51,436
December 31, 1999 .........................     22.61       .0538           .5439           23.4            49,333
December 31, 2000 .........................     15.16         --           5.5800           25.9            45,063
December 31, 2001 .........................     16.37         --            .0357           25.5            48,764
June 30, 2002 .............................     13.95         --              --            25.1            41,556

    * Date of Initial Public Offering.
   ** Based on latest 12 months accomplished earnings.
  *** Assuming reinvestment of all distributions.
Range in quarter end price/earnings ratios
          High                          Low
-------------------------       --------------------
September 30, 1997   35.5       June 30, 1988   13.3
Notes to Financial Statements
June 30, 2002 (unaudited)
-------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
        Nicholas Limited Edition, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company
        Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund.
        (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Most debt securities, excluding short-term investments, are valued at current evaluated bid price. Variable rate demand notes are valued at cost which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost which approximates market value.  Investment transactions are generally recorded no later than the first business day after the trade date.
        (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
        (c)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.
        (d)  The amount of dividends and distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among fund shares issued and outstanding, accumulated undistributed net realized gain on investments and accumulated undistributed net investment income.  Accordingly at June 30,
             2002, no reclassifications were recorded.
        (e)  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Non-cash dividends, if any, are recorded at fair market value on date of distribution.
        (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
        The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the investment adviser based on .75 of 1% on an annual basis of the average net asset value.  Also, the investment adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No reimbursements were made as of June 30,
        2002.  The advisory agreement is subject to an annual review by the
        Directors of the Fund.
(3) Tax Basis Components of Net Assets --
        (a) Aggregate gross unrealized appreciation (depreciation) as of June
        30, 2002, based on investment cost for federal tax purposes of
        $125,276,907 is as follows:
             Aggregate gross
             unrealized appreciation on investments ............  $ 29,426,209
             Aggregate gross unrealized depreciation
             on investments ....................................   (26,757,808)
                                                                  ------------
             Net unrealized appreciation .......................  $  2,668,401
                                                                  ------------
                                                                  ------------
        Net undistributed long-term capital gains for federal tax purposes were
        $270,106 as of December 31, 2001.  The difference between book basis and tax basis net realized gains and unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales of
        $4,369 and post-October transactions.  For the year ended December 31,
        2001, the Fund realized post-October losses of $1,834,596, which for tax purposes will be deferred and recognized in the year ended December
        31, 2002.
        (b) There is no difference between tax basis and book basis paid in capital.
        (c) The tax character of distributions paid during the six months ended
        June 30, 2002 and the year ended December 31, 2001 was as follows:
                                                 2002               2001
                                               --------           --------
             Distributions paid from:
              Ordinary income ...............        --           $180,552
              Long-term capital gain ........        --            177,542
                                               --------           --------
                                                     --           $358,094
                                               --------           --------
                                               --------           --------
(4) Investment Transactions --
        For the six months ended June 30, 2002, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $37,484,980 and $48,426,895, respectively.
(5) Transactions with Affiliates --
        Following is an analysis of fiscal 2002 transactions with "affiliated companies" as defined by the Investment Company Act of 1940:
                                                                     Share Activity
                                                  --------------------------------------------------
                                                     Balance                               Balance
               Security Name                         12/31/01    Purchases      Sales      06/30/02
               -------------                         --------    ---------      -----      --------
        TESSCO Technologies Incorporated ..........   242,000       --           --         242,000

        There were no dividends nor realized capital gain (loss) from affiliated companies for the period ended June 30, 2002.

                                               Directors and Officers
                                     ALBERT O. NICHOLAS, President and Director
                                              ROBERT H. BOCK, Director
                                            MELVIN L. SCHULTZ, Director
                                     DAVID L. JOHNSON, Executive Vice President
                                      DAVID O. NICHOLAS, Senior Vice President
                                      LYNN S. NICHOLAS, Senior Vice President
                                       JEFFREY T. MAY, Senior Vice President
                                           MARK J. GIESE, Vice President
                                          CANDACE L. LESAK, Vice President
                                            MARY C. GOSEWEHR, Treasurer
                                                 Investment Adviser
                                               NICHOLAS COMPANY, INC.
                                                Milwaukee, Wisconsin
                                            414-272-6133 or 800-227-5987
                                                   Transfer Agent
                                          U.S. BANCORP FUND SERVICES, LLC
                                                Milwaukee, Wisconsin
                                            414-276-0535 or 800-544-6547
                                                     Custodian
                                                   U.S. BANK N.A.
                                                  Cincinnati, Ohio
                                                      Auditors
                                               DELOITTE & TOUCHE LLP
                                                 Chicago, Illinois
                                                      Counsel
                                            MICHAEL BEST & FRIEDRICH LLP
                                                Milwaukee, Wisconsin

 This report is submitted for the information of shareholders of the
 Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
NICHOLAS LIMITED EDITION, INC.
SEMIANNUAL REPORT
700 North Water Street
Milwaukee, WIsconsin 53202
www.nicholasfunds.com
June 30, 2002